Schedule of intangible assets, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 330,984	$ 357,508
Less: accumulated amortization	(169,550)	(20,213)
Total intangible assets, net	161,434	337,295
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	30,637	19,681
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 300,347	$ 337,827